Shareholder Report, Holdings (Details) - Columbia Variable Portfolio – Acorn Fund	Jun. 30, 2025
SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Carlyle Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ExchangeTraded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%